Independent Bank Corporation (Parent Company Only) Financial Information - Statements of Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
OPERATING INCOME
Interest income	$ 266,776	$ 239,677	$ 169,008
OPERATING EXPENSES
Interest expense	100,528	83,348	19,447
Income tax benefit	16,256	14,609	14,437
Net Income	66,790	59,067	63,351
Parent Company
OPERATING INCOME
Dividends from subsidiary	25,000	24,000	30,000
Interest income	1,746	1,317	199
Other income	99	96	54
Total Operating Income	26,845	25,413	30,253
OPERATING EXPENSES
Interest expense	5,818	5,726	4,311
Administrative and other expenses	1,073	1,134	892
Total Operating Expenses	6,891	6,860	5,203
Income Before Income Tax and Equity in Undistributed Net Income of Subsidiaries	19,954	18,553	25,050
Income tax benefit	(1,112)	(1,215)	(1,108)
Income Before Equity in Undistributed Net Income of Subsidiaries	21,066	19,768	26,158
Equity in undistributed net income of subsidiaries	45,724	39,299	37,193
Net Income	$ 66,790	$ 59,067	$ 63,351